Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Jun. 10, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000143043
Account Value [Line Items]
Account Value	$ 32,201	$ 27,082	$ 19,987	$ 18,486	$ 21,318	$ 14,995	$ 14,426		$ 12,851	$ 12,228	$ 9,860	$ 9,425
C000143044
Account Value [Line Items]
Account Value	32,289	27,365	20,354	18,962	22,034	15,620	15,138		13,592	12,974	10,461	10,000
C000148917
Account Value [Line Items]
Account Value	35,314	29,584	21,762	20,031	23,013	16,133	15,453		13,712	13,013	10,475	10,000
C000166214
Account Value [Line Items]
Account Value	35,380	29,645	21,798	20,060	23,042	16,138	15,465		13,720	13,018	10,478	10,000
C000143046
Account Value [Line Items]
Account Value	34,787	29,202	21,501	19,833	22,810	16,008	15,363		13,652	12,974	10,461	10,000
C000143047
Account Value [Line Items]
Account Value	35,462	29,684	21,829	20,081	23,062	16,157	15,468		13,719	13,024	10,470	10,000
C000066902
Account Value [Line Items]
Account Value	25,391	23,425	18,395	17,951	19,462	13,514	13,794		12,477	11,922	9,722	9,425
C000066903
Account Value [Line Items]
Account Value	24,987	23,224	18,373	18,066	19,743	13,809	14,201		12,944	12,464	10,239	10,000
C000066904
Account Value [Line Items]
Account Value	27,712	25,494	19,957	19,428	21,007	14,542	14,797		13,348	12,719	10,345	10,000
C000004295
Account Value [Line Items]
Account Value	28,129	25,829	20,191	19,624	21,188	14,646	14,877		13,399	12,747	10,354	10,000
C000066914
Account Value [Line Items]
Account Value	27,926	24,848	19,169	18,246	20,332	14,954	14,275		12,447	11,614	9,822	9,426
C000066915
Account Value [Line Items]
Account Value	27,477	24,637	19,147	18,361	20,616	15,275	14,694		12,912	12,139	10,343	10,000
C000066916
Account Value [Line Items]
Account Value	30,477	27,043	20,800	19,740	21,934	16,084	15,314		13,314	12,386	10,446	10,000
C000004313
Account Value [Line Items]
Account Value	30,977	27,443	21,074	19,968	22,153	16,218	15,419		13,385	12,434	10,467	10,000
C000115674
Account Value [Line Items]
Account Value	29,520	25,306	18,790	17,133	21,275	15,282	13,763		12,355	11,928	9,660	10,000
C000115675
Account Value [Line Items]
Account Value	29,060	25,086	18,764	17,247	21,574	15,612	14,159		12,810	12,461	10,174	10,000
C000178405
Account Value [Line Items]
Account Value	32,401	27,672	20,473	18,606	23,028	16,469	14,786		13,234	12,732	10,285	10,000
C000115677
Account Value [Line Items]
Account Value	32,122	27,468	20,339	18,506	22,923	16,417	14,746		13,214	12,717	10,285	10,000
C000198621
Account Value [Line Items]
Account Value	32,414	27,661	20,451	18,582	22,998	16,447	14,767		13,210	12,717	10,285	10,000
C000066905
Account Value [Line Items]
Account Value	20,859	19,723	15,311	16,685	19,340	12,062	13,117		12,698	12,359	9,797	9,425
C000066906
Account Value [Line Items]
Account Value	20,540	19,558	15,295	16,797	19,619	12,331	13,511		13,175	12,918	10,319	10,000
C000178340
Account Value [Line Items]
Account Value	22,981	21,642	16,735	18,167	20,972	13,031	14,115		13,608	13,192	10,422	10,000
C000166199
Account Value [Line Items]
Account Value	23,097	21,740	16,806	18,240	21,054	13,077	14,163		13,645	13,228	10,442	10,000
C000066907
Account Value [Line Items]
Account Value	22,782	21,471	16,618	18,062	20,872	12,983	14,079		13,585	13,185	10,422	10,000
C000004298
Account Value [Line Items]
Account Value	23,147	21,786	16,839	18,270	21,079	13,088	14,171		13,657	13,234	10,442	10,000
C000148918
Account Value [Line Items]
Account Value	19,297	15,727	12,894	11,423	14,473	10,553	11,906		11,049	11,984	9,675	10,000
C000166215
Account Value [Line Items]
Account Value	19,375	15,781	12,928	11,444	14,491	10,582	11,921		11,060	12,009	9,689	10,000
C000143052
Account Value [Line Items]
Account Value	19,035	15,540	12,758	11,321	14,343	10,495	11,846		10,996	11,956	9,665	10,000
C000143048
Account Value [Line Items]
Account Value	19,405	15,810	12,942	11,470	14,512	10,588	11,928		11,064	12,000	9,689	10,000
C000066910
Account Value [Line Items]
Account Value	17,774	14,787	12,231	10,854	14,099	10,098	11,231		10,448	11,404	9,249	9,426
C000066908
Account Value [Line Items]
Account Value	17,493	14,662	12,216	10,925	14,297	10,316	11,563		10,839	11,919	9,740	10,000
C000178350
Account Value [Line Items]
Account Value	19,572	16,219	13,362	11,812	15,283	10,904	12,081		11,196	12,170	9,839	10,000
C000066909
Account Value [Line Items]
Account Value	19,404	16,093	13,274	11,747	15,214	10,865	12,048		11,178	12,164	9,839	10,000
C000004304
Account Value [Line Items]
Account Value	19,716	16,327	13,444	11,880	15,360	10,954	12,129		11,235	12,207	9,856	10,000
C000042371
Account Value [Line Items]
Account Value	26,554	22,248	17,127	15,357	18,685	13,174	12,987		11,746	11,745	9,517	9,421
C000042372
Account Value [Line Items]
Account Value	26,149	22,064	17,108	15,473	18,956	13,470	13,371		12,187	12,277	10,024	10,000
C000178375
Account Value [Line Items]
Account Value	29,163	24,343	18,676	16,681	20,218	14,217	13,959		12,587	12,541	10,126	10,000
C000042374
Account Value [Line Items]
Account Value	28,912	24,146	18,552	16,601	20,136	14,168	13,927		12,566	12,531	10,126	10,000
C000066919
Account Value [Line Items]
Account Value	29,479	24,578	18,838	16,814	20,353	14,303	14,036		12,629	12,579	10,150	10,000
C000043464
Account Value [Line Items]
Account Value	17,393	13,486	10,957	9,964	14,842	12,291	12,237		11,160	13,025	10,306	9,425
C000004231
Account Value [Line Items]
Account Value	17,115	13,371	10,946	10,033	15,048	12,563	12,595		11,576	13,607	10,852	10,000
C000178285
Account Value [Line Items]
Account Value	19,082	14,742	11,939	10,818	16,049	13,247	13,145		11,942	13,890	10,955	10,000
C000166195
Account Value [Line Items]
Account Value	19,216	14,842	12,017	10,885	16,135	13,315	13,203		11,989	13,932	10,979	10,000
C000004230
Account Value [Line Items]
Account Value	18,913	14,624	11,862	10,755	15,973	13,200	13,114		11,924	13,883	10,955	10,000
C000066900
Account Value [Line Items]
Account Value	19,262	14,872	12,035	10,897	16,153	13,325	13,210		11,993	13,935	10,979	10,000
C000089689
Account Value [Line Items]
Account Value	29,432	25,335	18,995	17,273	21,029	15,039	13,738		12,282	11,783	9,612	9,424
C000004234
Account Value [Line Items]
Account Value	28,967	25,126	18,981	17,390	21,331	15,369	14,146		12,741	12,317	10,123	10,000
C000178286
Account Value [Line Items]
Account Value	32,298	27,708	20,700	18,759	22,758	16,217	14,765		13,155	12,575	10,225	10,000
C000004233
Account Value [Line Items]
Account Value	32,017	27,494	20,564	18,651	22,649	16,158	14,723		13,132	12,565	10,225	10,000
C000089690
Account Value [Line Items]
Account Value	19,170	18,688	14,369	15,237	18,535	12,550	12,788		12,031	11,672	9,423	9,423
C000004237
Account Value [Line Items]
Account Value	18,926	18,582	14,394	15,375	18,838	12,845	13,183		12,490	12,208	9,925	10,000
C000178295
Account Value [Line Items]
Account Value	21,113	20,498	15,705	16,591	20,102	13,565	13,765		12,899	12,466	10,028	10,000
C000004236
Account Value [Line Items]
Account Value	20,930	20,338	15,597	16,497	20,006	13,513	13,726		12,880	12,456	10,028	10,000
C000152720
Account Value [Line Items]
Account Value	17,177	14,056	11,707	10,441	14,097	10,620	11,493		10,632	11,917	9,590	9,429
C000152721
Account Value [Line Items]
Account Value	16,901	13,935	11,690	10,504	14,282	10,848	11,835		11,025	12,464	10,089	10,000
C000178423
Account Value [Line Items]
Account Value	18,826	15,366	12,749	11,324	15,238	11,432	12,342		11,370	12,709	10,183	10,000
C000152723
Account Value [Line Items]
Account Value	18,658	15,239	12,653	11,262	15,158	11,393	12,300		11,354	12,697	10,183	10,000
C000210287
Account Value [Line Items]
Account Value	14,183	13,283	10,934	11,332	12,842	8,660	9,802	$ 9,425
C000210288
Account Value [Line Items]
Account Value	14,337	13,524	11,218	11,721	13,380	9,089	10,370	10,000
C000210291
Account Value [Line Items]
Account Value	15,391	14,358	11,783	12,169	13,738	9,224	10,410	10,000
C000210293
Account Value [Line Items]
Account Value	15,296	14,279	11,727	12,125	13,703	9,219	10,410	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	38,358	31,665	22,935	20,948	25,051	17,456	15,745		13,793	12,893	10,426	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221	15,635		13,776	12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221	15,635		13,776	12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221	15,635		13,776	12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221	15,635		13,776	12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221	15,635		13,776	12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221	15,635		13,776	12,924	10,424	10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	21,087	17,063	13,778	12,241	15,701	11,579	12,423		11,183	11,995	9,773	10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	21,087	17,063	13,778	12,241	15,701	11,579	12,423		11,183	11,995	9,773	10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	21,087	17,063	13,778	12,241	15,701	11,579	12,423		11,183	11,995	9,773	10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	21,087	17,063	13,778	12,241	15,701	11,579	12,423		11,183	11,995	9,773	10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	21,087	17,063	13,778	12,241	15,701	11,579	12,423		11,183	11,995	9,773	10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	21,087	17,063	13,778	12,241	15,701	11,579	12,423		11,183	11,995	9,773	10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	21,087	17,063	13,778	12,241	15,701	11,579	12,423		11,183	11,995	9,773	10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	21,087	17,063	13,778	12,241	15,701	11,579	12,423		11,183	11,995	9,773	10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	21,087	17,063	13,778	12,241	15,701	11,579	12,423		11,183	11,995	9,773	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780	14,162		12,567	12,423	10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780	14,162		12,567	12,423	10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780	14,162		12,567	12,423	10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780	14,162		12,567	12,423	10,118	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	30,490	24,988	18,693	16,920	20,755	14,780	14,162		12,567	12,423	10,118	10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	20,971	16,394	13,083	11,807	17,119	14,636	13,521		12,088	13,817	10,927	10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	20,971	16,394	13,083	11,807	17,119	14,636	13,521		12,088	13,817	10,927	10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	20,971	16,394	13,083	11,807	17,119	14,636	13,521		12,088	13,817	10,927	10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	20,971	16,394	13,083	11,807	17,119	14,636	13,521		12,088	13,817	10,927	10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	20,971	16,394	13,083	11,807	17,119	14,636	13,521		12,088	13,817	10,927	10,000
MSCI Emerging Markets Index Net
Account Value [Line Items]
Account Value	20,971	16,394	13,083	11,807	17,119	14,636	13,521		12,088	13,817	10,927	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	39,196	32,272	23,383	21,230	24,862	17,397	15,857		13,870	12,921	10,451	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	39,196	32,272	23,383	21,230	24,862	17,397	15,857		13,870	12,921	10,451	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	39,196	32,272	23,383	21,230	24,862	17,397	15,857		13,870	12,921	10,451	10,000
S&P 500 Index TR
Account Value [Line Items]
Account Value	39,196	32,272	23,383	21,230	24,862	17,397	15,857		13,870	12,921	10,451	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221	15,635		13,776	12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221	15,635		13,776	12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221	15,635		13,776	12,924	10,424	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	37,343	30,910	22,422	20,688	24,782	17,221	15,635		13,776	12,924	10,424	10,000
MSCI AC World Index ex USA Net
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321	12,652		11,370	12,392	10,022	10,000
MSCI AC World Index ex USA Net
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321	12,652		11,370	12,392	10,022	10,000
MSCI AC World Index ex USA Net
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321	12,652		11,370	12,392	10,022	10,000
MSCI AC World Index ex USA Net
Account Value [Line Items]
Account Value	20,934	16,757	13,477	12,026	15,976	12,321	12,652		11,370	12,392	10,022	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	22,661	18,572	13,893	12,575	15,425	10,985	10,525	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	22,661	18,572	13,893	12,575	15,425	10,985	10,525	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	22,661	18,572	13,893	12,575	15,425	10,985	10,525	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	22,661	18,572	13,893	12,575	15,425	10,985	10,525	10,000
Equity Income Fund Linked Benchmark
Account Value [Line Items]
Account Value	28,164	25,339	19,346	19,320	20,774	14,451	15,634		13,793	12,893	10,426	10,000
Equity Income Fund Linked Benchmark
Account Value [Line Items]
Account Value	28,164	25,339	19,346	19,320	20,774	14,451	15,634		13,793	12,893	10,426	10,000
Equity Income Fund Linked Benchmark
Account Value [Line Items]
Account Value	28,164	25,339	19,346	19,320	20,774	14,451	15,634		13,793	12,893	10,426	10,000
Equity Income Fund Linked Benchmark
Account Value [Line Items]
Account Value	28,164	25,339	19,346	19,320	20,774	14,451	15,634		13,793	12,893	10,426	10,000
Sustainable Aware Equity Linked Benchmark
Account Value [Line Items]
Account Value	36,927	30,484	22,079	20,166	24,116	17,475	16,339		13,764	12,619	10,440	10,000
Sustainable Aware Equity Linked Benchmark
Account Value [Line Items]
Account Value	36,927	30,484	22,079	20,166	24,116	17,475	16,339		13,764	12,619	10,440	10,000
Sustainable Aware Equity Linked Benchmark
Account Value [Line Items]
Account Value	36,927	30,484	22,079	20,166	24,116	17,475	16,339		13,764	12,619	10,440	10,000
Sustainable Aware Equity Linked Benchmark
Account Value [Line Items]
Account Value	36,927	30,484	22,079	20,166	24,116	17,475	16,339		13,764	12,619	10,440	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	24,471	21,388	15,953	17,447	21,418	14,203	14,222		13,557	13,311	10,411	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	24,471	21,388	15,953	17,447	21,418	14,203	14,222		13,557	13,311	10,411	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	24,471	21,388	15,953	17,447	21,418	14,203	14,222		13,557	13,311	10,411	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	24,471	21,388	15,953	17,447	21,418	14,203	14,222		13,557	13,311	10,411	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	24,471	21,388	15,953	17,447	21,418	14,203	14,222		13,557	13,311	10,411	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	24,471	21,388	15,953	17,447	21,418	14,203	14,222		13,557	13,311	10,411	10,000
Multifactor International Equity Index (Linked)
Account Value [Line Items]
Account Value	21,167	17,127	13,831	12,287	15,761	11,623	12,470		11,226	12,025	9,766	10,000
Multifactor International Equity Index (Linked)
Account Value [Line Items]
Account Value	21,167	17,127	13,831	12,287	15,761	11,623	12,470		11,226	12,025	9,766	10,000
Multifactor International Equity Index (Linked)
Account Value [Line Items]
Account Value	21,167	17,127	13,831	12,287	15,761	11,623	12,470		11,226	12,025	9,766	10,000
Multifactor International Equity Index (Linked)
Account Value [Line Items]
Account Value	21,167	17,127	13,831	12,287	15,761	11,623	12,470		11,226	12,025	9,766	10,000
International Developed Markets Linked Benchmark
Account Value [Line Items]
Account Value	21,167	17,127	13,831	12,287	15,761	11,623	12,470		11,226	12,025	9,766	10,000
International Developed Markets Linked Benchmark
Account Value [Line Items]
Account Value	21,167	17,127	13,831	12,287	15,761	11,623	12,470		11,226	12,025	9,766	10,000
International Developed Markets Linked Benchmark
Account Value [Line Items]
Account Value	21,167	17,127	13,831	12,287	15,761	11,623	12,470		11,226	12,025	9,766	10,000
International Developed Markets Linked Benchmark
Account Value [Line Items]
Account Value	21,167	17,127	13,831	12,287	15,761	11,623	12,470		11,226	12,025	9,766	10,000
International Developed Markets Linked Benchmark
Account Value [Line Items]
Account Value	21,167	17,127	13,831	12,287	15,761	11,623	12,470		11,226	12,025	9,766	10,000
Global Equity Linked Benchmark
Account Value [Line Items]
Account Value	30,572	25,056	18,743	16,965	20,811	14,820	14,200		12,601	12,447	10,117	10,000
Global Equity Linked Benchmark
Account Value [Line Items]
Account Value	30,572	25,056	18,743	16,965	20,811	14,820	14,200		12,601	12,447	10,117	10,000
Global Equity Linked Benchmark
Account Value [Line Items]
Account Value	30,572	25,056	18,743	16,965	20,811	14,820	14,200		12,601	12,447	10,117	10,000
Global Equity Linked Benchmark
Account Value [Line Items]
Account Value	30,572	25,056	18,743	16,965	20,811	14,820	14,200		12,601	12,447	10,117	10,000
Global Equity Linked Benchmark
Account Value [Line Items]
Account Value	30,572	25,056	18,743	16,965	20,811	14,820	14,200		12,601	12,447	10,117	10,000
Emerging Markets Linked Benchmark
Account Value [Line Items]
Account Value	20,879	16,323	13,025	11,756	17,044	14,572	13,462		12,035	13,716	10,940	10,000
Emerging Markets Linked Benchmark
Account Value [Line Items]
Account Value	20,879	16,323	13,025	11,756	17,044	14,572	13,462		12,035	13,716	10,940	10,000
Emerging Markets Linked Benchmark
Account Value [Line Items]
Account Value	20,879	16,323	13,025	11,756	17,044	14,572	13,462		12,035	13,716	10,940	10,000
Emerging Markets Linked Benchmark
Account Value [Line Items]
Account Value	20,879	16,323	13,025	11,756	17,044	14,572	13,462		12,035	13,716	10,940	10,000
Emerging Markets Linked Benchmark
Account Value [Line Items]
Account Value	20,879	16,323	13,025	11,756	17,044	14,572	13,462		12,035	13,716	10,940	10,000
Emerging Markets Linked Benchmark
Account Value [Line Items]
Account Value	20,879	16,323	13,025	11,756	17,044	14,572	13,462		12,035	13,716	10,940	10,000
Russell 2500™ Index
Account Value [Line Items]
Account Value	25,920	23,156	17,400	18,244	22,135	14,813	14,506		13,328	12,964	10,398	10,000
Russell 2500™ Index
Account Value [Line Items]
Account Value	25,920	23,156	17,400	18,244	22,135	14,813	14,506		13,328	12,964	10,398	10,000
Russell 2500™ Index
Account Value [Line Items]
Account Value	25,920	23,156	17,400	18,244	22,135	14,813	14,506		13,328	12,964	10,398	10,000
Russell 2500™ Index
Account Value [Line Items]
Account Value	25,920	23,156	17,400	18,244	22,135	14,813	14,506		13,328	12,964	10,398	10,000
Tax-Managed International Equity Index (Linked)
Account Value [Line Items]
Account Value	20,998	16,808	13,519	12,063	16,025	12,359	12,691		11,405	12,420	10,026	10,000
Tax-Managed International Equity Index (Linked)
Account Value [Line Items]
Account Value	20,998	16,808	13,519	12,063	16,025	12,359	12,691		11,405	12,420	10,026	10,000
Tax-Managed International Equity Index (Linked)
Account Value [Line Items]
Account Value	20,998	16,808	13,519	12,063	16,025	12,359	12,691		11,405	12,420	10,026	10,000
Tax-Managed International Equity Index (Linked)
Account Value [Line Items]
Account Value	20,998	16,808	13,519	12,063	16,025	12,359	12,691		$ 11,405	$ 12,420	$ 10,026	$ 10,000
Tax-Managed Real Assets Blended Benchmark
Account Value [Line Items]
Account Value	15,342	14,215	11,254	11,564	12,498	8,623	10,494	10,000
Tax-Managed Real Assets Blended Benchmark
Account Value [Line Items]
Account Value	15,342	14,215	11,254	11,564	12,498	8,623	10,494	10,000
Tax-Managed Real Assets Blended Benchmark
Account Value [Line Items]
Account Value	15,342	14,215	11,254	11,564	12,498	8,623	10,494	10,000
Tax-Managed Real Assets Blended Benchmark
Account Value [Line Items]
Account Value	$ 15,342	$ 14,215	$ 11,254	$ 11,564	$ 12,498	$ 8,623	$ 10,494	$ 10,000